STATEMENTS OF STOCKHOLDERS' EQUITY (USD $)	COMMON STOCK [Member]	ADDITIONAL PAID-IN CAPITAL [Member]	DEFICIT [Member]	Total
Beginning Balance at Oct. 31, 2009	$ 10,733	$ 5,658,768	$ (3,371,930)	$ 2,297,571
Beginning Balance (Shares) at Oct. 31, 2009	10,732,870
Stock Options @ $0.20 Jan 10		139,050		139,050
Issuance of common stock per Subscription Agreement at $0.1143 per share	1,618	181,782		183,400
Issuance of common stock per Subscription Agreement at $0.1143 per share (Shares)	1,617,752
Issuance of common stock per Settlement Agreement at $0.12 per share	500	59,487		59,987
Issuance of common stock per Settlement Agreement at $0.12 per share (Shares)	499,893
Stock Options @ $0.20 Aug. 16		22,316		22,316
Warrant conversion @$0.05	76	3,716		3,792
Warrant conversion @$0.05 (Shares)	75,833
(Loss) for the period			(552,462)	(552,462)
Ending Balance at Oct. 31, 2010	12,926	6,065,118	(3,924,392)	2,153,653
Ending Balance (Shares) at Oct. 31, 2010	12,926,348
(Loss) for the period			(538,226)	(538,226)
Warrant conversion @ $0.22	66	14,520		14,586
Issuance of common stock for acquisition of oil and gas property at $0.34 per share (Shares)	800,000
Warrant conversion @ $0.22 (Shares)	66,300
Issuance of common stock per Settlement Agreement at $0.23 per share	41	9,335		9,375
Issuance of common stock per Settlement Agreement at $0.23 per share (Shares)	40,761
Warrants for Convertible Debt		20,562		20,562
Issuance of common stock per stock option exercise @ $0.20_1	106	21,144		21,250
Issuance of common stock per stock option exercise @ $0.20_1 (Shares)	106,250
Issuance of common stock per warrant exercise @ $0.20	2,173	432,436		434,609
Issuance of common stock per warrant exercise @ $0.20 (Shares)	2,173,043
Issuance of common stock per stock option exercise @ $0.20_2	119	23,631		23,750
Issuance of common stock per stock option exercise @ $0.20_2 (Shares)	118,750
Issuance of common stock per PP @ $0.35	200	69,800		70,000
Issuance of common stock per PP @ $0.35 (Shares)	200,000
Stock Options @ $0.35		179,789		179,789
Issuance of common stock for acquisition of oil and gas property at $0.34 per share		32,000		32,000
Issuance Of CommonStock For Acquisition Of Oil	800	271,200		272,000
Issuance of common stock per Agreement at $0.30 per share	800	239,200		240,000
Issuance of common stock per Agreement at $0.30 per share (Shares)	800,000
Ending Balance at Oct. 31, 2011	16,431	7,107,535	(4,462,618)	2,661,348
Ending Balance (Shares) at Oct. 31, 2011	16,431,452
Stock Options @ $0.30		9,589		9,589
Ending Balance at Apr. 30, 2012	$ 16,431	$ 7,117,124	$ (4,813,658)	$ 2,319,897
Ending Balance (Shares) at Apr. 30, 2012	16,431,452